Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurements
Summary of the fair value of financial instruments

	June 30, 2022
(Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Green coffee associated with forward contracts	$—	$55,952	$—	$55,952
Forward sales contracts	—	14,990	—	14,990
Coffee options	702	—	—	702
Total	$702	$70,942	$—	$71,644

Liabilities:
Coffee futures contracts	$829	$—	$—	$829
Forward purchase contracts	—	6,754	—	6,754
Total	$829	$6,754	$—	$7,583

	December 31, 2021
(Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Green coffee associated with forward contracts	$—	$47,845	$—	$47,845
Coffee futures contracts	172	—	—	172
Forward sales contracts	—	13,593	—	13,593
Total	$172	$61,438	$—	$61,610

Liabilities:
Forward purchase contracts	$—	$14,021	$—	$14,021
Total	$—	$14,021	$—	$14,021

	Year Ended December 31, 2021
(Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Green coffee associated with forward contracts	$—	$47,845	$—	$47,845
Coffee futures contracts	172	—	—	172
Forward sales contracts	—	13,593	—	13,593
Coffee options	—	—	—	—
Total	$172	$61,438	$—	$61,610

Liabilities:
Forward purchase contracts	$—	$14,021	$—	$14,021
Total	$—	$14,021	$—	$14,021

	Year Ended December 31, 2020
(Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Green coffee associated with forward contracts	$—	$26,212	$—	$26,212
Coffee futures contracts	2,091	—	—	2,091
Forward sales contracts	—	9,526	—	9,526
Coffee options	646	—	—	646
Total	$2,737	$35,738	$—	$38,475

Liabilities:
Forward purchase contracts	$—	$3,397	$—	$3,397
Total	$—	$3,397	$—	$3,397